Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.7%
Ambev SA	1,212,165	$3,154,261
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	739,273	19,529,377
Eneva SA(a)	710,023	2,644,371
Equatorial Energia SA	911,893	6,818,035
NU Holdings Ltd./Cayman Islands, Class A(a)	161,907	2,815,563
Raia Drogasil SA	1,529,620	6,831,616
Rede D'Or Sao Luiz SA(b)	264,807	2,349,496
Rumo SA	1,681,381	5,320,218
Telefonica Brasil SA	2,558,975	16,913,296
TIM SA/Brazil	1,082,405	5,085,703
TOTVS SA	4,071,167	32,857,026
		104,318,962
Chile — 0.8%
Empresas Copec SA	541,566	3,854,175
Falabella SA	3,182,341	20,647,605
Latam Airlines Group SA	183,687,804	4,436,942
		28,938,722
China — 24.7%
360 Security Technology Inc., Class A	2,770,700	5,357,547
ACM Research Shanghai Inc., Class A	108,630	2,439,497
Advanced Micro-Fabrication Equipment Inc./China, Class A	162,357	6,203,256
Agricultural Bank of China Ltd., Class H	70,952,039	53,224,888
Akeso Inc.(a)(b)	144,000	2,288,612
Anhui Gujing Distillery Co. Ltd., Class B	261,973	3,301,222
Bank of China Ltd., Class H	90,615,000	54,596,874
Bank of Communications Co. Ltd., Class H	17,974,000	16,513,728
Bank of Shanghai Co. Ltd., Class A	2,630,411	3,676,268
Beijing Kingsoft Office Software Inc., Class A	86,188	3,811,419
Beijing Tiantan Biological Products Corp. Ltd., Class A	895,400	2,192,069
Beijing Yanjing Brewery Co. Ltd., Class A	1,061,800	1,812,718
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,151,400	15,974,916
BOC Aviation Ltd.(b)	229,100	2,090,427
BOE Technology Group Co. Ltd., Class A	16,625,200	9,098,211
BYD Co. Ltd., Class H	171,400	2,154,129
CGN Power Co. Ltd., Class H(b)	52,817,000	20,580,819
Chaozhou Three-Circle Group Co. Ltd., Class A	867,600	5,438,220
China CITIC Bank Corp. Ltd., Class H	32,876,000	30,324,013
China Coal Energy Co. Ltd., Class H	6,513,262	8,800,529
China Construction Bank Corp., Class A	3,531,284	4,828,445
China Construction Bank Corp., Class H	32,104,000	33,821,662
China Eastern Airlines Corp. Ltd., Class A(a)	7,749,000	5,533,133
China Gold International Resources Corp. Ltd.	110,300	2,113,467
China Huishan Dairy Holdings Co. Ltd., NVS(c)	5,944,807	8
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	1,714,600	2,413,307
China Merchants Port Holdings Co. Ltd.	5,204,000	10,487,430
China Minsheng Banking Corp. Ltd., Class H	5,060,500	2,831,149
China National Nuclear Power Co. Ltd., Class A	1,828,500	2,235,330
China National Software & Service Co. Ltd., Class A(a)	423,000	2,713,344
China Petroleum & Chemical Corp., Class H	28,072,000	15,929,781
China Power International Development Ltd.	8,124,000	3,583,417
China Railway Signal & Communication Corp. Ltd., Class A	3,252,428	2,395,646
China Resources Microelectronics Ltd., Class A	601,326	3,964,675
China Resources Power Holdings Co. Ltd.(d)	2,054,000	4,908,746
Security	Shares	Value
China (continued)
China Ruyi Holdings Ltd.(a)(d)	12,848,000	$4,029,138
China Shenhua Energy Co. Ltd., Class H	5,335,500	27,344,230
China Three Gorges Renewables Group Co. Ltd., Class A	6,333,830	3,747,068
China Tower Corp. Ltd., Class H(b)	13,173,788	20,855,795
China United Network Communications Ltd., Class A	4,680,835	3,588,165
China Yangtze Power Co. Ltd., Class A	8,125,683	32,161,348
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,385,000	1,923,770
Daqin Railway Co. Ltd., Class A	5,712,500	4,430,738
Eastroc Beverage Group Co. Ltd., Class A	109,590	4,093,052
Empyrean Technology Co. Ltd., Class A	206,100	3,059,831
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	6,252,818	2,436,830
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,154,800	18,658,187
Gree Electric Appliances Inc. of Zhuhai, Class A	679,156	3,883,998
Guangdong Haid Group Co. Ltd., Class A	511,512	4,037,539
Hangzhou Silan Microelectronics Co. Ltd., Class A	531,600	2,111,534
Hansoh Pharmaceutical Group Co. Ltd.(b)	782,000	4,054,365
Hengtong Optic-Electric Co. Ltd., Class A	1,116,900	3,144,272
Huaneng Power International Inc., Class H	19,538,000	15,604,914
Hundsun Technologies Inc., Class A	733,653	3,061,046
Hwatsing Technology Co. Ltd., Class A	134,666	2,584,012
Hygon Information Technology Co. Ltd., Class A	419,002	13,003,866
Iflytek Co. Ltd., Class A	1,046,667	7,373,511
Industrial & Commercial Bank of China Ltd., Class H	61,672,000	51,127,301
Ingenic Semiconductor Co. Ltd., Class A	199,200	2,254,600
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,296,373	6,277,989
JA Solar Technology Co. Ltd., Class A(a)	978,500	1,676,204
Jiangsu Expressway Co. Ltd., Class H	9,224,000	11,859,285
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,316,179	11,603,002
Kunlun Energy Co. Ltd.	5,096,000	4,867,430
Kweichow Moutai Co. Ltd., Class A	32,590	6,700,615
LONGi Green Energy Technology Co. Ltd., Class A(a)	3,431,173	9,036,968
Loongson Technology Corp. Ltd., Class A(a)	136,786	2,571,806
Muyuan Foods Co. Ltd., Class A	1,716,800	12,342,632
NARI Technology Co. Ltd., Class A	1,489,300	4,682,323
National Silicon Industry Group Co. Ltd., Class A(a)	997,520	3,003,119
NAURA Technology Group Co. Ltd., Class A	306,495	18,648,446
New Hope Liuhe Co. Ltd., Class A	2,038,900	2,717,307
Nongfu Spring Co. Ltd., Class H(b)	2,955,600	18,606,586
OFILM Group Co. Ltd., Class A(a)	1,119,200	1,792,280
OmniVision Integrated Circuits Group Inc.	234,700	3,983,570
PDD Holdings Inc., ADR(a)(d)	16,735	1,942,599
People's Insurance Co. Group of China Ltd. (The), Class H	7,732,172	7,022,040
PetroChina Co. Ltd., Class H	15,314,000	17,115,126
PICC Property & Casualty Co. Ltd., Class H	8,986,000	20,438,450
Piotech Inc., Class A	99,134	4,281,988
Pop Mart International Group Ltd.(b)	258,200	7,493,089
Postal Savings Bank of China Co. Ltd., Class H(b)	25,504,162	18,043,515
Sanan Optoelectronics Co. Ltd., Class A	1,484,700	2,782,587
SDIC Power Holdings Co. Ltd., Class A	1,694,300	3,300,281
SF Holding Co. Ltd., Class A	340,600	1,852,317
SG Micro Corp., Class A	218,420	2,020,187
Shandong Gold Mining Co. Ltd., Class H(b)	3,140,750	13,991,114
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	130,837	2,458,923
Shanghai International Airport Co. Ltd., Class A	563,419	2,528,050
Shanghai RAAS Blood Products Co. Ltd., Class A	3,005,300	2,821,922

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	89,400	$2,463,235
Shenzhen Transsion Holdings Co. Ltd., Class A	209,289	1,906,718
Sichuan Chuantou Energy Co. Ltd., Class A	2,207,010	4,554,628
SUPCON Technology Co. Ltd., Class A	288,930	2,045,108
TCL Technology Group Corp., Class A	9,419,850	5,462,551
Tencent Holdings Ltd.	147,700	11,670,004
Tianshui Huatian Technology Co. Ltd., Class A	1,416,500	2,197,392
Tingyi Cayman Islands Holding Corp.	7,498,000	11,509,062
Tongwei Co. Ltd., Class A(a)	2,054,438	6,678,899
Trip.com Group Ltd.	29,750	2,073,321
Unigroup Guoxin Microelectronics Co. Ltd., Class A	384,700	4,165,976
Want Want China Holdings Ltd.	32,905,958	19,721,825
Wens Foodstuff Group Co. Ltd., Class A	2,496,900	6,385,961
Wuhan Guide Infrared Co. Ltd., Class A(a)	1,933,700	3,362,693
Xiaomi Corp., Class B(a)(b)	2,209,400	11,744,567
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	688,344	2,803,541
Yealink Network Technology Corp. Ltd., Class A	398,244	1,908,639
Yum China Holdings Inc.	52,648	2,545,485
Yunnan Baiyao Group Co. Ltd., Class A	236,858	1,880,020
Zhaojin Mining Industry Co. Ltd., Class H	1,753,500	6,574,156
Zhejiang Dahua Technology Co. Ltd., Class A	787,500	2,119,669
ZTE Corp., Class A	1,824,120	10,909,461
		939,352,673
Czech Republic — 0.4%
CEZ A/S	276,202	16,898,641
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	3,039,766	6,859,536
Talaat Moustafa Group	1,304,444	1,970,892
		8,830,428
Greece — 1.0%
Hellenic Telecommunications Organization SA	860,129	17,095,328
Jumbo SA	184,779	5,866,211
OPAP SA	773,871	15,816,490
		38,778,029
Hungary — 0.3%
OTP Bank Nyrt	91,112	9,484,051
Richter Gedeon Nyrt	72,684	2,152,980
		11,637,031
India — 20.7%
Adani Ports & Special Economic Zone Ltd.	125,310	2,131,936
Apollo Hospitals Enterprise Ltd.	183,147	15,050,928
Asian Paints Ltd.	458,254	14,764,274
Avenue Supermarts Ltd.(a)(b)	153,684	6,883,564
Axis Bank Ltd.	239,681	3,439,815
Bajaj Auto Ltd.	37,513	3,813,968
Bharti Airtel Ltd.	2,482,333	58,563,682
Bosch Ltd.	13,291	5,374,318
Britannia Industries Ltd.	250,900	16,398,015
Cipla Ltd.	1,208,040	20,712,668
Colgate-Palmolive India Ltd.	332,399	8,070,963
Dabur India Ltd.	1,179,344	6,830,446
Divi's Laboratories Ltd.	128,820	9,338,597
Dr Reddy's Laboratories Ltd.	1,251,050	17,654,694
Eicher Motors Ltd.	143,049	11,303,216
Eternal Ltd.(a)	2,844,585	9,584,946
FSN E-Commerce Ventures Ltd.(a)	2,512,641	7,527,474
Godrej Consumer Products Ltd.	231,977	2,976,982
HCL Technologies Ltd.	2,066,268	37,650,709
HDFC Bank Ltd.	1,818,698	20,551,391
Security	Shares	Value
India (continued)
HDFC Life Insurance Co. Ltd.(b)	250,331	$2,145,391
Hindustan Unilever Ltd.	918,584	25,367,964
ICICI Bank Ltd.	888,062	13,829,201
ICICI Lombard General Insurance Co. Ltd.(b)	158,453	3,499,700
Indian Hotels Co. Ltd., Class A	1,294,851	10,806,659
Infosys Ltd.	2,314,098	40,602,738
InterGlobe Aviation Ltd.(b)	62,969	4,171,916
ITC Ltd.	3,856,053	17,473,304
Jubilant Foodworks Ltd.	300,393	2,025,641
Kotak Mahindra Bank Ltd.	584,308	13,916,010
LTIMindtree Ltd.(b)	316,259	21,649,427
Lupin Ltd.	571,409	13,339,431
Marico Ltd.	1,771,843	14,225,902
Maruti Suzuki India Ltd.	160,502	28,609,528
Max Healthcare Institute Ltd.	297,289	3,873,673
Mphasis Ltd.	107,216	3,382,278
MRF Ltd.	13,969	23,845,203
Nestle India Ltd.	1,623,877	22,916,904
Page Industries Ltd.	22,995	9,875,519
Persistent Systems Ltd., NVS	227,858	16,257,616
PI Industries Ltd.	66,579	2,532,426
Pidilite Industries Ltd.	1,233,406	20,294,427
Power Grid Corp. of India Ltd.	626,123	1,895,050
Reliance Industries Ltd.	1,205,687	21,211,454
SBI Life Insurance Co. Ltd.(b)	102,279	2,255,128
Shree Cement Ltd.	6,332	1,872,558
Sun Pharmaceutical Industries Ltd.	1,563,054	32,063,213
Tata Consultancy Services Ltd.	871,967	30,713,928
Tata Consumer Products Ltd.	169,372	2,223,466
Tech Mahindra Ltd.	1,301,418	22,168,239
Titan Co. Ltd.	454,190	19,900,213
Torrent Pharmaceuticals Ltd.	635,557	26,441,080
Trent Ltd.	65,386	3,119,390
TVS Motor Co. Ltd.	115,487	4,574,664
UltraTech Cement Ltd.	24,764	3,219,799
United Spirits Ltd.	123,505	2,004,303
Wipro Ltd.	7,589,138	21,264,068
		788,189,997
Indonesia — 0.5%
Bank Central Asia Tbk PT	6,838,700	3,405,401
Dian Swastatika Sentosa Tbk PT(a)	2,630,500	17,365,564
		20,770,965
Kuwait — 2.1%
Boubyan Bank KSCP	1,374,731	3,166,427
Kuwait Finance House KSCP	12,283,167	31,853,400
National Bank of Kuwait SAKP	13,289,100	43,476,939
		78,496,766
Malaysia — 3.5%
CELCOMDIGI Bhd	4,761,300	3,779,084
Hong Leong Bank Bhd	3,405,800	17,429,779
IHH Healthcare Bhd(d)	16,669,000	33,340,287
IOI Corp. Bhd(d)	2,189,200	2,115,957
Malayan Banking Bhd	14,595,900	35,018,738
MR DIY Group M Bhd(b)(d)	8,213,750	3,003,535
Nestle Malaysia Bhd	103,600	2,681,548
QL Resources Bhd	12,086,938	11,845,638
Telekom Malaysia Bhd	8,154,500	14,649,369
Tenaga Nasional Bhd	2,925,100	9,335,995
		133,199,930
Mexico — 0.6%
America Movil SAB de CV, Series B, Class B	17,500,061	20,157,439

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Industrias Penoles SAB de CV(a)	76,556	$3,267,298
		23,424,737
Peru — 1.0%
Cia. de Minas Buenaventura SAA, ADR	570,900	14,146,902
Credicorp Ltd.	95,556	24,577,959
		38,724,861
Philippines — 1.1%
Bank of the Philippine Islands	3,038,005	6,035,085
BDO Unibank Inc.	3,327,798	7,439,090
International Container Terminal Services Inc.	1,154,880	10,690,676
Jollibee Foods Corp.	2,182,980	7,035,168
Manila Electric Co.	834,030	8,412,120
SM Investments Corp.	171,695	2,166,499
		41,778,638
Poland — 0.1%
Dino Polska SA(a)(b)	252,624	2,825,892
Qatar — 1.9%
Industries Qatar QSC	544,115	1,813,767
Ooredoo QPSC	4,944,066	17,310,789
Qatar Electricity & Water Co. QSC	3,194,513	12,988,747
Qatar Fuel QSC	1,227,501	5,038,112
Qatar Gas Transport Co. Ltd.	2,132,649	2,640,579
Qatar Islamic Bank QPSC	1,116,788	7,125,293
Qatar National Bank QPSC	5,137,279	25,510,919
		72,428,206
Russia — 0.0%
Polyus PJSC(a)(c)	959,320	12
Rosneft Oil Co. PJSC(a)(c)	759,070	98
		110
Saudi Arabia — 7.7%
Al Rajhi Bank	1,072,094	27,422,043
Alinma Bank	308,000	1,989,415
Almarai Co. JSC	791,990	9,436,966
Arabian Internet & Communications Services Co.	181,115	10,853,044
Bank Al-Jazira(a)	927,574	2,861,512
Bupa Arabia for Cooperative Insurance Co.	76,445	2,996,097
Co. for Cooperative Insurance (The)	178,653	5,738,498
Dallah Healthcare Co.	130,548	4,531,416
Dar Al Arkan Real Estate Development Co.(a)	993,585	4,150,961
Dr Sulaiman Al Habib Medical Services Group Co.	310,849	20,035,796
Elm Co.	158,528	32,393,909
Etihad Etisalat Co.	1,377,224	23,089,579
Jarir Marketing Co.	4,436,752	15,022,109
Makkah Construction & Development Co.	90,916	2,030,884
SABIC Agri-Nutrients Co.	535,783	16,656,678
Saudi Arabian Oil Co.(b)	5,891,218	38,691,945
Saudi Basic Industries Corp.	687,655	10,109,204
Saudi Electricity Co.	2,134,877	8,033,812
Saudi National Bank (The)	195,666	1,925,816
Saudi Telecom Co.	4,692,442	53,403,542
		291,373,226
South Africa — 0.4%
Anglogold Ashanti PLC	23,759	2,025,760
Gold Fields Ltd.	292,605	12,371,768
		14,397,528
South Korea — 6.7%
APR Corp./Korea	68,182	11,845,443
Celltrion Inc.(d)	96,113	12,164,629
Hanwha Aerospace Co. Ltd.	4,061	2,357,357
Security	Shares	Value
South Korea (continued)
HD Hyundai Electric Co. Ltd.	3,360	$1,780,016
HD Hyundai Heavy Industries Co. Ltd.	9,469	3,454,932
HMM Co. Ltd.	140,412	1,831,827
HYBE Co. Ltd.	9,750	1,992,212
Hyosung Heavy Industries Corp.	5,865	7,622,962
Hyundai Mobis Co. Ltd.	15,480	3,264,172
Hyundai Rotem Co. Ltd.	102,410	12,264,216
Kia Corp.	26,719	2,076,053
Korea Electric Power Corp.	366,202	13,168,804
Krafton Inc.(a)	38,248	6,717,162
KT&G Corp.	98,063	9,701,946
LG Display Co. Ltd.(a)(d)	472,786	4,048,565
LG Electronics Inc.	34,234	1,997,841
LG Uplus Corp.	1,017,690	10,421,522
NAVER Corp.	15,059	2,507,464
Samsung Biologics Co. Ltd.(a)(b)	25,151	27,568,434
Samsung Electro-Mechanics Co. Ltd.	58,901	10,097,998
Samsung Electronics Co. Ltd.	425,275	29,209,098
Samsung SDI Co. Ltd.	11,205	2,289,698
Samsung SDS Co. Ltd.	189,214	21,721,569
SK Hynix, Inc.	103,005	37,310,391
SK Telecom Co. Ltd.	435,297	15,877,483
		253,291,794
Taiwan — 14.9%
Advantech Co. Ltd.	1,750,940	16,103,725
Catcher Technology Co. Ltd.	4,001,000	25,630,041
Chang Hwa Commercial Bank Ltd.	7,857,155	5,060,164
Chroma ATE Inc.	234,000	6,123,745
Chunghwa Telecom Co. Ltd.	12,436,000	51,776,729
Delta Electronics Inc.	1,871,000	55,775,368
E.Sun Financial Holding Co. Ltd.	18,262,378	17,669,896
Far EasTone Telecommunications Co. Ltd.	13,333,000	37,446,546
First Financial Holding Co. Ltd.	37,224,234	32,761,282
Hua Nan Financial Holdings Co. Ltd.	20,468,290	19,216,524
Innolux Corp.	4,772,800	2,063,504
King Slide Works Co. Ltd.	250,000	30,494,018
MediaTek Inc.	136,000	6,060,558
Mega Financial Holding Co. Ltd.	15,305,224	19,569,988
Novatek Microelectronics Corp.	735,000	9,136,019
President Chain Store Corp.	4,317,000	32,985,736
Realtek Semiconductor Corp.	467,000	7,771,420
Taiwan Business Bank	17,785,084	8,988,143
Taiwan Cooperative Financial Holding Co. Ltd.	45,959,929	34,947,776
Taiwan High Speed Rail Corp.	9,426,000	8,398,615
Taiwan Mobile Co. Ltd.	13,205,000	45,471,032
Taiwan Semiconductor Manufacturing Co. Ltd.	1,220,000	56,249,786
Uni-President Enterprises Corp.	6,173,000	15,062,663
United Microelectronics Corp.	14,119,000	20,730,264
		565,493,542
Thailand — 1.7%
Advanced Info Service PCL, NVDR	4,756,800	45,466,372
Bangkok Dusit Medical Services PCL, NVDR	17,528,300	10,363,239
Bumrungrad Hospital PCL, NVDR	380,700	2,008,522
Delta Electronics Thailand PCL, NVDR	926,600	5,834,404
		63,672,537
Turkey — 1.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S(d)	4,930,448	21,300,238
BIM Birlesik Magazalar A/S	227,946	2,882,439
Turk Hava Yollari AO	1,866,433	11,987,051
Turkcell Iletisim Hizmetleri AS	2,568,641	5,664,376

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Yapi ve Kredi Bankasi A/S(a)	2,545,695	$2,117,242
		43,951,346
United Arab Emirates — 4.2%
Abu Dhabi Islamic Bank PJSC	699,275	3,790,180
Abu Dhabi National Oil Co. for Distribution PJSC	21,637,166	22,680,776
ADNOC Drilling Co. PJSC	4,722,979	6,725,344
Aldar Properties PJSC	1,327,718	2,947,689
Dubai Electricity & Water Authority PJSC	14,180,490	10,543,488
Dubai Islamic Bank PJSC	16,091,498	40,190,927
Emirates NBD Bank PJSC	3,107,692	20,645,462
Emirates Telecommunications Group Co. PJSC	6,552,296	32,111,665
First Abu Dhabi Bank PJSC	1,831,535	7,899,637
Salik Co. PJSC	7,309,499	11,423,424
		158,958,592
Total Common Stocks — 98.4% (Cost: $2,744,500,264)		3,739,733,153
Preferred Stocks
Brazil — 0.4%
Axia Energia, Preference Shares	641,547	8,081,460
Cia Paranaense de Energia - Copel, 0.00%	2,794,973	7,492,916
		15,574,376
India — 0.0%
TVS Motor Co. Ltd., 6.00%	573,276	64,091
South Korea — 0.7%
Samsung Electronics Co. Ltd., Preference Shares, NVS	503,581	25,754,668
Total Preferred Stocks — 1.1% (Cost: $29,365,333)		41,393,135
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(c)	147,474	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $2,773,865,597)		3,781,126,288
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	12,283,434	$12,289,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	12,680,000	12,680,000
Total Short-Term Securities — 0.7% (Cost: $24,966,327)		24,969,576
Total Investments — 100.2% (Cost: $2,798,831,924)		3,806,095,864
Liabilities in Excess of Other Assets — (0.2)%		(7,479,458)
Net Assets — 100.0%		$3,798,616,406

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,727,347	$—	$(10,439,974)(a)	$2,476	$(273)	$12,289,576	12,283,434	$78,602 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	12,680,000 (a)	—	—	—	12,680,000	12,680,000	244,995	—
				$2,476	$(273)	$24,969,576		$323,597	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	141	12/19/25	$9,712	$98,312
2-Year U.S. Treasury Note	8	03/31/26	1,671	(808)
				$97,504
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$602,513,695	$3,137,219,340	$118	$3,739,733,153
Preferred Stocks	15,574,376	25,818,759	—	41,393,135

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	24,969,576	—	—	24,969,576
	$643,057,647	$3,163,038,099	$118	$3,806,095,864
Derivative Financial Instruments(a)
Assets
Equity Contracts	$98,312	$—	$—	$98,312
Liabilities
Interest Rate Contracts	(808)	—	—	(808)
	$97,504	$—	$—	$97,504

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company